Derivative Financial Instruments - Summary of impacts of Hedged Items on Statement of Financial Position (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about hedged items [line items]
Change in fair value used for measuring hedge ineffectiveness for the year	¥ 14
Cash flow hedge reserve	47
Capital expenditures [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used for measuring hedge ineffectiveness for the year	141
Cash flow hedge reserve	8
Highly probable forecasted purchases [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used for measuring hedge ineffectiveness for the year	22
Cash flow hedge reserve	22
Payment on bonds [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used for measuring hedge ineffectiveness for the year	14
Cash flow hedge reserve	0
Payment on lease liabilities [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used for measuring hedge ineffectiveness for the year	(163)
Cash flow hedge reserve	¥ 17